Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Summary of Indirect Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Outstanding balance	$ 386,224	$ 386,359
Enel Chile SA
Disclosure Of Other Provisions [Line Items]
Percentage of Debt Guaranteed	20.00%
SACE (Italian Export Credit Agency)
Disclosure Of Other Provisions [Line Items]
Percentage of Debt Guaranteed	80.00%
Indirect Guarantees [Member] | Enel Energy Efficiency & Renewables FL (LATAM) C & D [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Enel Energy Efficiency & Renewables FL (LATAM) C & D
Maturity	December 2038
Creditor Of Guarantee	European Investment Bank
Debtor, Company	Enel Chile
Relationship	Parent
Type of Guarantee	Guarantor
Outstanding balance	$ 99,431	99,431
Indirect Guarantees [Member] | Up to USD 286M Facility Agreement [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Up to USD 286M Facility Agreement
Maturity	December 2037
Creditor Of Guarantee	Citibank N.A. - London Branch
Debtor, Company	Enel Chile
Relationship	Parent
Type of Guarantee	Guarantor
Outstanding balance	$ 286,793	$ 286,928